CONSIDERATION RECEIVABLE	12 Months Ended
Dec. 31, 2022
CONSIDERATION RECEIVABLE
CONSIDERATION RECEIVABLE

9.           CONSIDERATION RECEIVABLE

In relation to the Divestiture (Note 3), as the consideration for the termination of VIE agreements, pursuant to the agreement entered into among Beijing Qijin, TJ Qiyuan, Beijing RYB, Beiyao and their shareholders on March 1, 2022 (“Termination Agreement”), an aggregate amount of RMB158.5 million, equivalent to $24,000 would be paid by Beijing RYB and Beiyao in three yearly installments to Beijing Qijin and TJ Qiyuan starting from April 30, 2023.

As of December 31, 2022, affected by COVID-19 and deterioration of the business environment, as well as more restricted government regulation to monitor kindergarten business, the Group determined that Beijing RYB and Beiyao would not be able to repay the consideration installments when they become due.

The Group provided full allowance to the consideration receivable and recorded impairment loss of $22,107 for the year ended December 31, 2022.